PRINCIPAL ACCOUNTING POLICIES - Statutory reserves and dividends (Details) - CNY (¥) ¥ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
China
Statutory reserves disclosures
Portion of after-tax profit to be allocated to general reserve under PRC law (as a percent)	10.00%
Maximum percentage of statutory general reserve related to entity's registered capital	50.00%
Appropriations to statutory reserves	¥ 0.0	¥ 0.0
Dividends
Restricted net assets of company's PRC subsidiaries and VIEs not distributable in form of dividends to parent	2,800.0
Accumulated profit of subsidiaries in PRC distributable in form of dividends to parent	¥ 7,100.0	¥ 7,200.0
Withholding tax rate for dividends distributed by foreign invested enterprise to their immediate holding companies outside mainland china (as a percent)	10.00%
HK
Dividends
Withholding tax rate for dividends distributed by foreign invested enterprise to their immediate holding companies outside mainland china (as a percent)	5.00%
Taiwan
Statutory reserves disclosures
Portion of after-tax profit to be allocated to general reserve under PRC law (as a percent)	10.00%